UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6362
Van Kampen Municipal Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 1/31/10

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 162.5%
	Alabama 2.1%
$2,150	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000%	06/01/39	$2,177,542
3,695	Gadsden, AL Wts, Ser B (AMBAC Insd)	5.250	08/01/21	4,057,147
1,300	Hlthcare Auth for Baptist Hlth AL, Ser A (b)	6.125	11/15/36	1,375,829
1,725	Huntsville-Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,285,884
1,950	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	1,984,378

				10,880,780

	Alaska 0.7%
1,000	Matanuska-Susitna Boro, AK Ctf Partn Pub Safety Bldg Lease (AGM Insd)	5.750	03/01/16	1,004,220
3,870	Northern Tob Sec Corp AK Tob Settlement Rev Asset Bkd, Ser A	5.000	06/01/46	2,613,217

				3,617,437

	Arizona 4.7%
1,425	Arizona Cap Fac Fin Corp Student Hsg Rev AZ St Univ Proj	6.250	09/01/32	1,346,041
1,700	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	1,863,778
2,545	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	2,777,664
1,650	Glendale, AZ Indl Dev Auth Rfdg	5.000	12/01/35	1,460,167

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$1,750	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250%	01/01/32	$1,738,660
2,150	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)	5.000	07/01/38	2,317,549
1,225	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser B (b)	5.500	05/01/29	1,283,788
625	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (b)	5.500	06/01/34	657,569
715	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (b)	5.750	06/01/34	745,266
640	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.000	01/01/39	641,306
610	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.125	01/01/45	611,580
2,300	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	2,236,405
2,050	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	2,203,299
4,405	University of AZ Med Ctr Corp	5.000	07/01/35	4,082,466

				23,965,538

	California 23.4%
4,000	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (AGM Insd)	*	09/01/20	2,244,920
2,100	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250	09/01/35	1,867,656

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1	5.000%	04/01/39	$4,047,880
2,500	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1 (a)	5.000	04/01/34	2,547,725
2,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1 (a)	5.000	04/01/39	2,023,960
4,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (a)	5.125	04/01/39	4,089,320
800	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	301,136
1,875	California Cnty, CA Tob Sec Agy Tob Asset Bkd Merced Cnty Rfdg, Ser A	5.250	06/01/45	1,296,281
1,000	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/34	1,049,070
3,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	2,822,370
2,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	1,822,200
6,000	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT) (a)	4.800	08/01/36	4,915,080
3,150	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.300	08/01/23	3,090,497
3,700	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.450	08/01/28	3,546,117
1,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	975,430
510	California St (AMBAC Insd)	5.125	10/01/27	504,992
775	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	846,517

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$975	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000%	12/01/25	$1,059,796
975	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	1,054,648
575	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	618,148
975	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	1,043,864
1,900	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	2,077,061
1,995	California St Pub Wks Brd UCLA Replacement Hosp, Ser A (AGM Insd)	5.375	10/01/20	2,063,488
5,000	California St Univ Rev Sys Wide, Ser A (AMBAC Insd)	5.000	11/01/23	5,120,000
1,150	California St Var Purp	5.750	04/01/31	1,158,855
2,615	California St Vet, Ser CD (AMT)	4.600	12/01/32	2,189,016
1,000	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (c)	5.125	04/01/37	821,200
1,800	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/30	1,729,350
1,685	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/35	1,560,226
1,300	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000	04/01/19	1,379,742
3,805	California Statewide Cmnty Dev Auth Rev Sutter Hlth, Ser A	5.000	11/15/43	3,476,134

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$440	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500%	12/15/47	$367,017
27,810	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/33	5,628,466
18,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg (NATL Insd)	*	01/15/25	6,590,160
1,430	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	1,314,914
7,655	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	5,845,741
4,000	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced, Ser A	5.000	06/01/45	3,310,040
5,000	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced, Ser A (FGIC Insd)	5.000	06/01/35	4,382,000
1,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/37	810,860
1,000	Los Angeles, CA Hbr Dept Rev Rfdg, Ser C	5.000	08/01/31	1,031,290
1,200	Los Angeles, CA Uni Sch Dist, Ser D	5.000	07/01/22	1,293,396
2,500	Metropolitan Wtr Dist Southn CA Wtrwks Rev Auth, Ser A	5.000	01/01/34	2,608,675
155	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (c)	5.500	03/01/18	146,008

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,125	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750%	11/01/39	$1,154,903
1,550	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	1,262,599
1,600	Rancho Mirage, CA Jt Pwr Fin Auth Rev Eisenhower Med Ctr, Ser A	5.000	07/01/47	1,384,192
1,375	San Bernadino, CA Jt Pwr Fin Auth Alloc Rev Cent City Merged Proj Rfdg, Ser A (AMBAC Insd)	5.750	07/01/20	1,456,771
1,200	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg 2nd, Ser A-4 (AMT) (b)	6.500	05/01/19	1,297,068
1,000	San Joaquin Hills, CA Trans Corridor Agy Toll Rd Rev Cap Apprec Rfdg, Ser A (NATL Insd)	*	01/15/27	244,080
1,000	San Joaquin Hills, CA Trans Corridor Agy Toll Rd Rev Cap Apprec Rfdg, Ser A (NATL Insd)	*	01/15/28	222,680
4,290	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.375	06/01/38	3,395,921
3,050	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.500	06/01/45	2,207,712
3,200	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	2,424,800
8,350	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	5,655,789

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,100	Vernon, CA Elec Sys Rev, Ser A	5.125%	08/01/21	$2,192,841

				119,570,602

	Colorado 2.8%
350	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	309,082
425	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	330,191
4,875	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C-5 (AGM Insd) (a)	5.000	09/01/36	4,825,324
1,000	Colorado Hlth Fac Auth Rev Evangelical Lutheran, Ser A	5.250	06/01/34	909,310
3,700	Colorado Hlth Fac Auth Rev Hlth Fac Evangelical Lutheran	5.000	06/01/35	3,233,948
1,125	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,246,972
1,000	Colorado Hlth Fac Auth Rev Poudre Vly CO Hlth Fac Auth Hosp, Ser A (AGM Insd)	5.200	03/01/31	1,008,060
100	Jefferson Cnty, CO Residential Mtg Rev (d)	9.000	09/01/12	120,445
340	Jefferson Cnty, CO Residential Mtg Rev (d)	11.500	09/01/10	362,124
220	Jefferson Cnty, CO Residential Mtg Rev (d)	11.500	09/01/11	257,165
970	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (e)	5.900	10/01/37	812,433

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$1,000	Platte Riv Pwr Auth CO Pwr Rev, Ser HH	5.000%	06/01/26	$1,079,670

				14,494,724

	Connecticut 0.8%
2,840	Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt, Ser A (ACA Insd) (AMT)	6.600	07/01/24	2,665,709
1,450	Hamden, CT Fac Rev EFPRBS Whitney Ctr Proj, Ser B	6.125	01/01/14	1,432,818

				4,098,527

	District of Columbia 2.9%
2,400	District Columbia Hosp Rev Sibley Mem Hosp	6.375	10/01/34	2,553,816
700	District Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	763,973
775	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/29	799,157
1,575	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/34	1,591,459
4,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (AGM Insd)	5.500	10/01/41	4,154,240
5,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.125	10/01/26	5,001,500

				14,864,145

	Florida 12.4%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.250	11/15/17	953,460

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875%	11/15/36	$823,700
340	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	287,392
250	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	203,860
1,000	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	5.000	04/01/34	899,010
1,320	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	1,166,854
3,380	Brevard Cnty, FL Hlth Fac Hlth First Inc Proj (NATL Insd)	5.125	04/01/31	3,146,408
375	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	387,960
5,000	Florida St Dept Trans Tpk Rev, Ser A (a)	5.000	07/01/29	5,150,450
1,895	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)	5.625	12/01/20	1,922,762
855	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	430,048
975	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	986,037
2,175	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	2,203,275
800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (b)	5.000	12/01/34	836,288

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150%	09/01/25	$861,760
3,000	Hillsborough Cnty, FL Solid Waste & Res Recovery Rev, Ser A (BHAC Insd) (AMT)	4.500	09/01/34	2,664,630
5,000	Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys Rfdg	5.000	11/15/26	4,934,250
5,000	Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys Rfdg	5.000	11/15/32	4,745,450
665	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 2/19/08, Cost $665,000) (f)	6.800	05/01/38	510,394
425	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $425,000) (f)	6.900	05/01/17	375,938
1,515	Miami Beach, FL Stormwtr Rev (NATL Insd)	5.250	09/01/25	1,549,269
2,700	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/32	2,712,096
2,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (NATL Insd) (AMT)	5.375	10/01/25	2,019,400
5,000	Miami-Dade Cnty, FL Aviation, Ser A (AGM Insd) (AMT)	5.125	10/01/35	4,925,900
620	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	550,746
700	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	550,998

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$930	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375%	07/01/20	$809,221
570	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (g) (k)	6.125/0.000	05/01/35	287,217
1,100	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	940,896
2,600	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500	10/01/23	2,931,708
1,400	Port Saint Lucie, FL Spl Assmt Rev Southwest Annexation Dist, Ser 1-B (NATL Insd)	5.000	07/01/33	1,264,060
3,250	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	3,471,780
590	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	328,978
400	Seminole Tribe FL Spl Oblig Rev, Ser A (c)	5.250	10/01/27	361,096
500	Seminole Tribe FL Spl Oblig Rev, Ser A (c)	5.750	10/01/22	485,090
920	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	516,479
1,870	South Vlg Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.700	05/01/35	1,187,282
800	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	750,576
1,060	Tallahassee, FL Lease Rev FL St Univ Proj, Ser A (NATL Insd)	5.500	08/01/18	1,091,895
200	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	167,362

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,075	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650%	05/01/40	$1,670,645
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	1,006,830
500	World Comm Cmnty Dev Dist FL Spl Assmt (g) (k)	5.500/0.000	05/01/38	195,480

				63,264,930

	Georgia 2.2%
3,500	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (AGM Insd) (a)	5.000	01/01/33	3,513,650
1,045	Atlanta, GA Tax Alloc Beltline Proj, Ser B	6.750	01/01/20	1,053,966
205	Atlanta, GA Tax Alloc Beltline Proj, Ser B	7.375	01/01/31	205,711
1,200	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/27	1,271,676
1,300	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/28	1,373,567
1,200	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/29	1,265,100
1,000	Augusta, GA Gen Arpt Rev Passenger, Ser B (AMT)	5.350	01/01/28	892,940
1,500	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	1,534,005

				11,110,615

	Idaho 0.5%
750	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	840,773

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Idaho (continued)
$1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750%	11/01/37	$1,098,220
845	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (e)	6.125	11/15/27	734,896

				2,673,889

	Illinois 15.5%
1,000	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	785,690
2,000	Bolingbrook, IL Sales Tax Rev Bolingbrook	6.250	01/01/24	1,064,680
3,800	Chicago, IL Brd of Ed Rfdg, Ser C (AGM Insd)	5.000	12/01/27	3,925,856
3,975	Chicago, IL Brd of Ed Rfdg, Ser C (AGM Insd) (a)	5.000	12/01/27	4,106,692
740	Chicago, IL Increment Alloc Rev Diversey Narragansett Proj	7.460	02/15/26	734,509
4,000	Chicago, IL Neighborhoods Alive 21 Pgm, Ser A (FGIC Insd) (Prerefunded @ 7/01/10)	5.750	01/01/40	4,133,880
5,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser A (NATL Insd) (AMT)	5.375	01/01/32	4,809,900
3,500	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/24	3,692,710
11,500	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/25	12,077,645
4,000	Chicago, IL O’Hare Intl Arpt Rev, Ser A (AGM Insd) (a)	5.000	01/01/33	4,065,240
465	Chicago, IL Proj Rfdg, Ser C (NATL Insd)	5.500	01/01/40	469,594
3,100	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	3,341,180
80	Cook Cnty, IL Sch Dist No 107 (d)	7.000	12/01/10	84,565

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$545	Cook Cnty, IL Sch Dist No 107	7.000%	12/01/10	$574,953
982	Cortland, IL Spl Tax Rev Sheaffer Sys Proj (Acquired 5/02/06, Cost $972,180) (f)	5.500	03/01/17	591,076
1,000	Deerfield, IL Ed Fac Chicagoland Jewish High Sch Proj (e)	6.000	05/01/41	499,780
1,000	Gilberts, IL Spl Svc Area No 19 Spl Tax The Conservancy Proj, Ser 1 (e)	5.375	03/01/16	553,100
2,725	Illinois Dev Fin Auth Rev Cmnty Rehab Providers Fac, Ser A	7.375	07/01/25	2,761,351
1,565	Illinois Ed Fac Auth Rev DePaul Univ (AMBAC Insd) (Prerefunded @ 10/01/10)	5.625	10/01/15	1,637,021
1,125	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,138,050
350	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	267,417
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	933,290
2,825	Illinois Fin Auth Rev Kewanee Hosp Proj	5.100	08/15/31	2,203,528
1,000	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/25	878,760
1,350	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/37	1,083,240
2,200	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.375	08/15/24	2,356,816
1,400	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.750	08/15/30	1,532,272
3,500	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	3,461,360

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,250	Illinois Fin Auth Rev Riverside Hlth Sys	6.250%	11/15/35	$1,303,787
1,905	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	2,085,480
3,500	Illinois Fin Auth Rev Sherman Hlth Sys 2007, Ser A	5.500	08/01/37	3,086,615
1,055	Illinois Hlth Fac Auth Rev Evangelical Hosp Rfdg, Ser C (AGM Insd)	6.750	04/15/12	1,126,761
250	Lake Cnty, IL Cmnty Unit Sch Dist No 116 Round Lake (Radian Insd) (d)	7.600	02/01/14	310,603
2,675	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn, Ser A (NATL Insd)	5.250	06/15/42	2,698,701
144	Pingree Grove Vlg, IL Spl Svc Area No 1 Spl Tax Cambridge Lakes Proj, Ser 05	5.250	03/01/15	129,028
848	Volo Vlg, IL Spl Svc Area No 3 Spl Tax Symphony Meadows Proj, Ser 1	6.000	03/01/36	638,222
675	Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (FGIC Insd) (d)	*	01/01/16	575,195
425	Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (FGIC Insd) (d)	*	01/01/19	311,028
1,335	Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (NATL Insd)	*	01/01/16	1,053,435

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$990	Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (NATL Insd)	*	01/01/19	$638,867
525	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000%	12/01/42	448,896
991	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2004-107 Raintree Vlg IL Proj	6.250	03/01/35	549,242
961	Yorkville, IL Utd City Spl Svc Area Tax No 2005-108 Autumn Creek IL Proj	6.000	03/01/36	699,589

				79,419,604

	Indiana 2.4%
1,000	Allen Cnty, IN Juvenile Just Ctr First Mtg (AMBAC Insd)	5.500	01/01/18	1,076,470
700	Crown Point, IN Econ Dev Rev Temp Wittenberg Vlg Proj, Ser C-1	7.250	11/15/14	700,826
1,440	Indiana Fin Auth Hosp Rev Deaconess Hosp Oblig, Ser A	6.750	03/01/39	1,544,947
5,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Cr B-6 (a)	5.000	11/15/36	5,598,544
1,600	Indiana St Fin Auth Environmental Fac Rev IN Pwr & LT Co Proj Rfdg, Ser A	4.900	01/01/16	1,688,160
1,500	Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)	5.950	12/01/29	1,419,780

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$500	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (c)	5.750%	09/01/42	$413,055

				12,441,782

	Iowa 1.0%
600	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	488,814
1,300	Pottawattamie Cnty, IA Rev Christian Homes Inc Rfdg, Ser E	5.750	05/15/26	1,026,090
1,375	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	1,015,905
1,500	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.500	06/01/42	1,100,220
1,850	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.625	06/01/46	1,372,792

				5,003,821

	Kansas 1.7%
1,400	Burlington, KS Environmental Impt Rev KC Pwr LT Rfdg, Ser B (Syncora Gtd) (b)	5.000	12/01/23	1,456,784
70	Cowley Cnty, KS Uni Sch Dist No 465 Winfield Impt & Rfdg (NATL Insd)	5.250	10/01/22	76,159
3,500	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.750	11/15/38	3,714,970
2,000	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/24	1,632,680

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas (continued)
$1,200	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000%	05/15/36	$856,524
700	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	585,256
400	Overland Pk, KS Dev Corp Rev First Tier Overland Pk, Ser A (Prerefunded @ 1/01/11)	7.375	01/01/32	429,308

				8,751,681

	Kentucky 1.7%
1,500	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750	12/01/28	1,638,885
1,610	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	1,770,904
1,815	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	1,983,577
3,545	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	3,411,885

				8,805,251

	Louisiana 2.4%
989	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	821,543
1,675	Louisiana Loc Govt Environmental Fac Pkg Fac Corp Garage Proj, Ser A (AMBAC Insd)	5.200	10/01/19	1,679,388

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$2,000	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C-2 (AGL Insd)	6.750%	06/01/26	$2,327,700
5,728	Louisiana St Univ & Agric & Mechanical College Univ Rev Master Agreement (Acquired 11/30/98, Cost $5,727,885) (e)(f)	5.750	10/30/18	5,299,726
2,000	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250	11/01/37	2,095,000

				12,223,357

	Maryland 1.7%
750	Gaithersburg, MD Econ Dev Rev Asbury MD Oblig Group A	5.125	01/01/36	619,905
1,300	Maryland St Cmnty Dev Admin Dept Hsg & Cmnty Dev, Ser H (AMT)	5.100	09/01/37	1,282,879
765	Maryland St Econ Dev Corp Econ Dev Rev Trans Fac Proj, Ser A	5.375	06/01/25	770,072
1,080	Maryland St Econ Dev Corp Econ Dev Rev Term Proj, Ser B	5.750	06/01/35	1,095,034
1,000	Maryland St Econ Dev Corp Rev Sr Lien Chesapeake Bay Rfdg, Ser A	5.000	12/01/31	719,970
500	Maryland St Hlth & Higher Ed Fac Auth Rev King Farm Presbyterian Cmnty, Ser A	5.250	01/01/27	410,120
2,000	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	1,926,780

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (continued)
$1,700	Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt, Ser B (AMBAC Insd) (AMT)	5.125%	03/01/24	$1,677,288
425	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	360,918

				8,862,966

	Massachusetts 5.0%
2,300	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B2	6.250	06/01/14	2,304,301
2,765	Massachusetts St Dev Fin Agy Proj, Ser R-2 (NATL Insd)	5.125	02/01/34	2,659,764
580	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.100	09/01/18	552,061
1,000	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.250	09/01/28	863,120
500	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/35	365,580
500	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	351,980
500	Massachusetts St Hlth & Ed Fac Auth Rev Bal Structured Ylg, Ser G (NATL Insd) (b)	5.000	07/01/13	500,695
4,500	Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ, Ser B (a)	5.000	10/01/38	4,738,275
750	Massachusetts St Hlth & Ed Fac Auth Rev MA Inst Tech, Ser A	5.000	07/01/38	788,633

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$465	Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys, Ser C (Prerefunded @ 7/01/11)	5.750%	07/01/32	$504,344
3,350	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	2,965,855
4,670	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AMBAC Insd) (a)	4.500	08/15/35	4,572,724
2,650	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AGM Insd) (a)	5.000	08/15/30	2,782,580
1,200	Massachusetts St Wtr Res Auth, Ser B	5.000	08/01/22	1,349,436

				25,299,348

	Michigan 2.8%
2,715	Detroit, MI Sew Disp Rev Rfdg Sr Lien, Ser C-1 (AGM Insd)	7.000	07/01/27	3,133,273
1,430	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (AGM Insd)	5.000	07/01/26	1,442,441
875	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	956,279
400	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	444,176
155	Michigan St Hsg Dev Rent Hsg Rev, Ser A (NATL Insd) (AMT)	5.300	10/01/37	155,004
1,500	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser C (Syncora Gtd) (AMT)	5.450	12/15/32	1,419,330

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$8,230	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000%	06/01/48	$6,565,400

				14,115,903

	Minnesota 1.4%
475	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000	08/01/42	444,847
1,000	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.500	10/01/41	844,150
1,850	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	2,056,867
1,200	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	1,343,616
200	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	195,930
500	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/33	488,225
1,850	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	1,690,197

				7,063,832

	Missouri 3.7%
160	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625	06/01/27	153,907
1,000	Carthage, MO Hosp Rev	5.875	04/01/30	849,240
2,250	Carthage, MO Hosp Rev	6.000	04/01/38	1,809,923
1,300	Cass Cnty, MO Hosp Rev	5.625	05/01/38	1,120,743

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$1,400	Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Impt & Rfdg (e)	6.100%	06/01/20	$1,277,458
1,000	Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Impt & Rfdg (e)	6.200	06/01/29	886,760
385	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/11)	7.000	10/01/21	426,957
1,000	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/31	764,050
1,000	Kearney, MO (AMBAC Insd)	5.500	03/01/16	1,047,670
1,700	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Temp 75 Aberdeen Hts, Ser C-1	7.500	11/15/16	1,700,000
815	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	778,439
1,200	Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran Rfdg, Ser B	5.125	02/01/27	1,108,272
675	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	582,194
1,500	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	1,259,910
625	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	568,938

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$2,350	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550%	07/01/29	$2,189,589
2,625	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.600	07/01/36	2,316,379

				18,840,429

	Nebraska 0.5%
2,620	Omaha Pub Pwr Dist NE Elec Rev Sys, Ser A (a)	5.000	02/01/34	2,666,557

	Nevada 2.9%
4,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	3,678,720
75	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	65,579
5	Nevada Hsg Div Single Family Mtg Mezz, Ser D2 (AMT)	6.300	04/01/21	5,080
2,860	Nevada St Cap Impt & Cultural Affairs, Ser C (a)	5.000	06/01/22	3,053,851
2,220	Nevada St Cap Impt & Cultural Affairs, Ser C (a)	5.000	06/01/23	2,357,551
930	Reno, NV Cap Impt Rev (NATL Insd)	5.125	06/01/26	894,586
1,570	Reno, NV Cap Impt Rev (NATL Insd) (Prerefunded @ 6/01/12)	5.125	06/01/26	1,727,706

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (continued)
$3,100	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250%	06/01/37	$2,839,631

				14,622,704

	New Hampshire 0.6%
1,525	New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch (Prerefunded @ 7/01/10)	6.750	07/01/20	1,593,579
250	New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth	5.500	07/01/34	247,998
700	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	745,752
500	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Rfdg, Ser A (AMT) (b)	6.875	12/01/29	539,030

				3,126,359

	New Jersey 7.7%
375	Burlington Cnty, NJ Brdg Cmnty Econ Dev Rev The Evergreens Proj	5.625	01/01/38	319,781
1,000	New Jersey Econ Dev Auth Econ Dev Rev Kapkowski Rd Landfill Proj Rfdg	5.750	04/01/31	919,670
615	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/34	587,073
25,000	New Jersey Econ Dev Auth St Contract Econ Recovery (NATL Insd)	5.900	03/15/21	29,438,000
2,600	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	2,179,216
1,450	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	1,420,536

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$580	New Jersey St Tpk Auth Tpk Rev, Ser C (AGM Insd)	6.500%	01/01/16	$709,102
1,000	New Jersey St Trans Tr Fd Auth Trans Sys, Ser A	5.750	06/15/18	1,161,480
3,410	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/41	2,367,802

				39,102,660

	New Mexico 0.6%
1,500	Jicarilla, NM Apache Nation Rev Adj, Ser A (Acquired 1/23/03, Cost $1,514,910) (f)	5.000	09/01/18	1,564,185
1,350	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	1,497,069

				3,061,254

	New York 13.8%
1,370	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.250	07/15/40	1,410,470
570	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.375	07/15/43	584,506
1,000	Metropolitan Trans Auth NY Dedicated Tax Fd, Ser B	5.250	11/15/28	1,081,040
3,000	Metropolitan Trans Auth NY Rev Rfdg, Ser A (NATL Insd)	5.250	11/15/31	3,048,030
1,500	Metropolitan Transn Auth NY Dedicated Tax Fd, Ser B	5.250	11/15/30	1,607,865
1,600	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser E1 (AMT)	5.350	11/01/37	1,607,920
400	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser A	6.250	03/01/15	402,296

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750%	03/01/15	$2,030,860
1,000	New York City Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 8/07/06, Cost $1,000,000) (e)(f)(g)(h) (k)	6.125/0.000	02/15/19	10
2,500	New York City Muni Wtr Fin Auth Wtr & Swr Rev, Ser AA (a)	5.000	06/15/22	2,744,475
8,800	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser D (a)	5.000	06/15/38	9,007,680
2,500	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser D (a)	5.000	06/15/39	2,559,000
85	New York City, Ser A-1	5.750	08/01/12	85,359
3,000	New York City, Ser G	5.000	12/01/27	3,134,670
4,775	New York City, Ser I-1 (a)	5.000	02/01/26	5,045,743
3,400	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	3,553,102
6,800	New York St Dorm Auth Rev City Univ Sys Cons, Ser A	5.625	07/01/16	7,686,652
3,000	New York St Dorm Auth Rev Non St Supported Sch Dist Fin Prog, Ser C (AGL Insd)	5.000	10/01/23	3,271,950
1,000	New York St Mtg Agy Homeowner Mtg Rev 145 (AMT)	5.125	10/01/37	983,220
1,800	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/26	1,955,088
2,000	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/27	2,159,540

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,584	Plainedge, NY Uni Free Sch Dist No. 2063 (Acquired 07/25/97, Cost $1,584,219) (f)	6.000%	06/01/12	$1,606,715
9,900	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	10,210,762
600	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (c)	5.000	12/01/23	496,392
3,000	Triborough Brdg & Tunl Auth Gen Purp, Ser A	5.000	01/01/27	3,053,760
1,000	Westchester Tob Asset Sec Corp NY	5.000	06/01/26	909,300

				70,236,405

	North Carolina 1.9%
900	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	832,149
8,300	North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (NATL Insd)	6.000	01/01/12	9,016,539

				9,848,688

	North Dakota 0.6%
1,500	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.300	12/01/34	1,142,805
2,000	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group Rfdg	5.125	07/01/29	1,775,580

				2,918,385

	Ohio 9.2%
300	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj (e)	6.250	09/01/20	245,973

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$3,190	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750%	06/01/34	$2,652,581
3,630	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	3,133,888
1,825	Cleveland, OH Rfdg (AGM Insd)	5.500	10/01/19	2,135,779
400	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	339,772
1,000	Lorain Cnty, OH Hosp Rev Catholic Hlthcare, Ser S	5.375	10/01/30	1,008,450
1,475	Lorain Cnty, OH Hosp Rev Fac Catholic Rfdg, Ser C-1 (AGM Insd)	5.000	04/01/24	1,522,303
2,270	Montgomery Cnty, OH Hosp Rev Kettering Med Ctr Impt & Rfdg (NATL Insd)	6.250	04/01/20	2,689,700
1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (AGM Insd) (a)	5.000	10/01/41	1,587,056
1,550	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	1,639,559
1,000	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250	11/15/39	1,048,280
8,000	Ohio St Air Quality Dev Auth Rev Dayton Pwr (BHAC Insd) (AMT) (a)	4.800	09/01/36	7,927,440
2,700	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625	06/01/18	2,854,818

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,250	Ohio St Bldg Auth St Fac Admin Bldg Fd Proj, Ser A (AGM Insd)	5.000%	04/01/22	$1,318,488
2,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	2,125,900
4,000	Ohio St Hosp Fac Rev Cleveland Clinic Hlth, Ser B (a)	5.125	01/01/28	4,158,120
1,000	Ohio St Hosp Fac Rev Cleveland Clinic Hlth, Ser B (a)	5.500	01/01/34	1,048,060
2,565	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.300	09/01/28	2,615,556
3,360	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.400	03/01/33	3,419,304
2,520	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	2,611,350
1,000	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Rfdg First Energy, Ser A (b)	5.875	06/01/33	1,089,000

				47,171,377

	Oklahoma 0.6%
1,470	Chickasaw Nation, OK Hlth Sys (c)	6.250	12/01/32	1,469,853
1,240	Kay Cnty, OK Home Fin Auth Rev Single Family Mtg Rfdg, Ser A (AMBAC Insd) (d)	7.000	11/01/11	1,375,706

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma (continued)
$440	Oklahoma Hsg Fin Agy Single Family Rev Mtg (GNMA Collateralized) (AMT)	7.997%	08/01/18	$440,171

				3,285,730

	Pennsylvania 2.0%
1,750	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.000	11/15/28	1,332,923
385	Allegheny Cnty, PA San Auth Swr Rev (NATL Insd)	5.500	12/01/30	391,148
240	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Proj Rfdg, Ser A (e)	5.400	12/15/10	239,278
400	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.125	02/01/28	304,492
875	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.250	02/01/35	644,674
1,550	Pennsylvania Hsg Fin Agy, Ser 94-A (AMT)	5.100	10/01/31	1,556,696
1,825	Pennsylvania St Tpk Com Tpk Rev Sub, Ser A (AGL Insd)	5.000	06/01/39	1,830,274
1,000	Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj, Ser A (NATL Insd) (AMT)	5.125	07/01/19	1,006,170
2,675	Pittsburgh, PA, Ser A (AMBAC Insd)	5.500	09/01/17	2,743,908

				10,049,563

	Rhode Island 0.3%
1,375	Tobacco Settlement Fin Corp, Ser A	6.250	06/01/42	1,309,110

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina 2.4%
$1,000	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250%	12/01/25	$1,047,010
3,000	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/26	3,131,430
900	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.125	10/01/26	731,196
1,000	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.300	10/01/36	745,710
1,960	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	1,990,713
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev & Impt Palmetto Hlth Rfdg	5.750	08/01/39	975,050
2,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	2,587,025
725	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	572,946
340	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	340,585

				12,121,665

	Tennessee 2.4%
400	Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Impt & Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000	07/01/33	456,776

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (continued)
$4,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500%	07/01/25	$4,523,440
3,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500	07/01/36	2,922,420
2,650	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (AGM Insd) (a)	5.250	09/01/27	2,750,647
1,500	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor Proj, Ser A	5.625	09/01/26	1,428,015
365	Tennessee Hsg Dev Agy Home Ownership Pgm 2-A (AMT)	5.700	07/01/31	365,781

				12,447,079

	Texas 15.4%
1,575	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	1,555,391
1,250	Austin, TX Convention Enterprises Inc Convention Ctr Second Tier Rfdg, Ser B (c)	5.750	01/01/24	1,097,200
400	Brazos Cnty, TX Hlth Fac Dev Oblig Grp	5.375	01/01/32	384,308
1,000	Brazos Riv TX Hbr Nav Dist Brazoria Cnty Rev Rfdg Dow Chemical Co	5.250	10/01/11	1,012,940
740	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	786,176
1,225	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	1,332,861

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,440	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000%	08/15/19	$1,558,512
1,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	1,004,220
700	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	702,240
1,325	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	1,329,730
5,250	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	5,355,945
730	Fort Worth, TX Wtr & Swr Rev Impt & Rfdg	5.750	02/15/16	750,075
770	Fort Worth, TX Wtr & Swr Rev Impt & Rfdg (Prerefunded @ 8/15/10)	5.750	02/15/16	793,416
1,000	Gulf Coast Waste Disp Auth TX Waste Mgmt, Ser D (AMT)	4.550	04/01/12	1,018,590
825	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	927,374
1,000	Harris Cnty, TX Indl Dev Corp Solid Waste Disp Rev Deer Pk Refng Proj	5.000	02/01/23	999,900
1,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (AGM Insd) (AMT)	5.625	07/01/30	1,001,750
130	Houston, TX Pub Impt & Rfdg (AGM Insd)	5.750	03/01/15	134,023
5,975	Houston, TX Util Sys Rev Comb First Lien Rfdg, Ser A (AGM Insd)	5.000	11/15/36	6,110,035

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$3,320	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000%	02/01/37	$3,372,921
1,100	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/32	997,084
1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	1,112,013
1,250	Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg (b)	5.600	03/01/27	1,228,363
1,200	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,281,276
1,800	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250	01/01/31	1,723,482
1,500	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000	08/01/20	1,615,515
4,000	North Central, TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250	08/15/32	4,039,760
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	1,035,800
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	1,069,430
1,250	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/27	1,330,050
1,550	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (b)	6.000	01/01/38	1,718,113
2,850	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	2,926,409

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625%	11/15/27	$909,380
2,700	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	2,374,785
5,500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	4,951,760
450	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	372,240
1,200	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home, Ser B-2	6.500	02/15/14	1,201,656
3,300	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	3,631,254
2,500	Texas A & M Univ Rev Fin Sys, Ser A	5.000	05/15/27	2,725,775
80	Texas Muni Pwr Agy Rev (NATL Insd) (d)	*	09/01/15	69,998
1,550	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	1,620,479
140	Texas St Pub Ppty Fin Corp Rev Mental Hlth & Retardation Rfdg (AGM Insd)	5.500	09/01/13	140,442
5,750	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	6,199,075

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$3,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375%	11/01/37	$2,929,980

				78,431,726

	Utah 0.1%
800	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	695,432

	Vermont 0.2%
1,000	Vermont Econ Dev Auth Mtg Rev Wake Robin Corp Proj, Ser A	5.375	05/01/36	826,540

	Virginia 1.1%
750	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.350	09/01/28	701,152
2,590	Tobacco Settlement Fin Corp VA	5.500	06/01/26	2,906,576
2,000	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,951,500

				5,559,228

	Washington 1.7%
5,000	Bellevue, WA Convention Ctr Auth Spl Oblig Rev Rfdg (NATL Insd)	*	02/01/24	2,633,300
1,350	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	1,157,625
2,000	Port Seattle, WA Rev, Ser B (NATL Insd) (AMT)	5.625	02/01/24	2,006,360
1,345	Tacoma, WA Elec Sys Rev Rfdg, Ser A (AGM Insd)	5.750	01/01/15	1,418,746

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$1,545	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 5/7/08, Cost $1,545,000) (f)	6.000%	01/01/27	$1,377,646

				8,593,677

	West Virginia 1.4%
3,500	Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	3,155,950
1,060	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/34	1,047,312
1,020	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/39	1,015,502
1,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	985,060
1,100	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	1,085,975

				7,289,799

	Wisconsin 3.1%
450	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	452,938
410	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	398,881
2,545	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	2,641,430

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$3,200	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500%	09/01/28	$3,285,632
1,010	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	1,107,223
5,000	Wisconsin St Hlth & Ed Fac Auth Mercy Hlth Sys Corp (AMBAC Insd)	5.500	08/15/25	5,018,000
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare Inc, Ser B (b)	5.125	08/15/27	1,048,810
400	Wisconsin St Hlth & Ed Fac Auth Rev Beaver Dam Cmnty Hosp Inc, Ser A	6.000	08/15/19	402,352
1,305	Wisconsin St Hlth & Ed Fac Auth Rev Prohealth Care Inc Oblig Grp	6.625	02/15/39	1,407,508

				15,762,774

	Wyoming 0.4%
1,200	Sweetwater Cnty, WY Pollutn Ctl Rev ID Pwr Co Proj Rfdg	5.250	07/15/26	1,247,040
1,000	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	926,010

				2,173,050

	Guam 0.1%
550	Guam Pwr Auth Rev, Ser A (AMBAC Insd)	5.250	10/01/34	499,686

	Puerto Rico 1.7%
1,500	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.250	07/01/33	1,499,940

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$65	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250%	07/01/33	$75,074
2,825	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (b)	5.000	08/01/39	2,967,324
2,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (i)	5.375	08/01/39	1,975,200
2,300	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (i)	5.500	08/01/42	2,282,773

				8,800,311

Total Long-Term Investments 162.5% (Cost $846,311,713)				829,968,920

Total Short-Term Investments 3.8% (Cost $19,205,000)				19,205,000

Total Investments 166.3% (Cost $865,516,713)				849,173,920

Liability for Floating Rate Note Obligations Related to Securities Held (22.8%) (Cost ($116,505,000)) (116,505) Notes with interest rates ranging from 0.18% to 0.65% at January 31, 2010 and contractual maturities of collateral ranging from 2022 to 2041. (j)				(116,505,000)

Total Net Investments 143.5% (Cost $749,011,713)				732,668,920

Other Assets in Excess of Liabilities 1.1%				5,492,556

Preferred Shares (including accrued distributions) (44.6%)				(227,511,715)

Net Assets Applicable to Common Shares 100.0%				$510,649,761

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued
Percentages are calculated as a percentage of net assets applicable to common shares.

* Zero coupon bond

(a) Underlying security related to Inverse Floaters entered into by the Trust.

(b) Variable Rate Coupon

(c) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d) Escrowed to Maturity

(e) Security has been deemed illiquid.

(f) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.2% of net assets applicable to common shares.

(g) Non-income producing security.

(h) This borrower has filed for protection in federal bankruptcy court.

(i) Security purchased on a when-issued or delayed delivery basis.

(j) Floating rate notes. The interest rates shown reflect the rate in effect at January 31, 2010.

(k) Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

ACA – American Capital Access

AGC – AGC Insured Custody Certificates

AGL – Assured Guaranty Ltd.

AGM – Assured Guaranty Municipal Corp.

AMBAC – AMBAC Indemnity Corp.

AMT – Alternative Minimum Tax

BHAC – Berkshire Hathaway Assurance Corp.

Comwth – Commonwealth of Puerto Rico

FGIC – Financial Guaranty Insurance Co.

GNMA – Government National Mortgage Association

NATL – National Public Finance Guarantee Corp.

Radian – Radian Asset Assurance

Syncora – Syncora Guarantee Limited
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Van Kampen Municipal Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2010 in valuing the Trust’s investments carried at value.

	Level 1	Level 2	Level 3
		Other Significant Observable	Significant Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total
Investments in an Asset Position
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$-0-	$849,173,920	$-0-	$849,173,920

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Municipal Trust

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	March 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	March 23, 2010

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	March 23, 2010